Post-Employment Obligations - Schedule of main categories of plan assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 8,947	R$ 9,882
Shares [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	1,076	1,339
Fixed income securities [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	6,560	7,475
Real estate property [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	479	440
Others [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 832	R$ 628